Share-Based Compensation (Details 9) (USD $)	12 Months Ended
Dec. 31, 2012
Weighted average remaining contractual term, Balance (in years)	4 years
Imaging Taiwan [Member]
Number of shares, Balance	0
Number of shares, Granted	1,115,000
Number of shares, Exercised	0
Number of shares, Forfeited	(65,000)
Number of shares, Balance	1,050,000
Weighted average exercise price, Balance	0
Weighted average exercise price, Granted	1.004
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	1.004
Weighted average exercise price, Balance	1.004
Weighted average remaining contractual term, Balance (in years)	3 years 6 months